Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and other payables
13.	Trade and other payables

This caption is made up as follows:

	2018	2017
	S/(000)	S/(000)

Trade payables	69,567	76,478
Dividends payable, note 17(g)	19,331	29,725
Remuneration payable	15,605	14,920
Interests payable	10,390	17,280
Taxes and contributions	8,715	10,904
Board of Directors’ fees	6,167	5,773
Hedge finance cost payable	6,033	10,505
Guarantee deposits	4,332	2,481
Advances from customers	790	4,276
Account payable to the principal and affiliates, note 27	209	516
Other accounts payable	10,181	5,137

	151,320	177,995

Trade accounts payable result from the purchases of material, services and supplies for the Group operation, and mainly correspond to invoices payable to domestic suppliers. Are non-interest bearing and are normally settled on 60 to 120 days term.

Other payables are non-interest bearing and have an average term of 3 months.

Interest payable is normally settled semiannually throughout the financial year.

For explanations on the Group´s liquidity risk management processes, refer to note 31.